Document and Entity Information	Apr. 09, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2024
Entity File Number	001-00434
Entity Registrant Name	THE PROCTER & GAMBLE COMPANY
Entity Central Index Key	0000080424
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-0411980
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Title of 12(b) Security	Common Stock without Par Value
Trading Symbol	PG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
0.500% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
Security Exchange Name	NYSE
0.625% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
Security Exchange Name	NYSE
1.375% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
Security Exchange Name	NYSE
0.110% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.110% Notes due 2026
Trading Symbol	PG26D
Security Exchange Name	NYSE
3.25% EUR Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.25% EUR Notes due 2026
Trading Symbol	PG26E
Security Exchange Name	NYSE
4.875% EUR notes due May 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
Security Exchange Name	NYSE
1.200% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
Security Exchange Name	NYSE
1.250% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
Security Exchange Name	NYSE
1.800% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
Security Exchange Name	NYSE
6.250% GBP notes due January 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
Security Exchange Name	NYSE
0.350% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.350% Notes due 2030
Trading Symbol	PG30C
Security Exchange Name	NYSE
0.230% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.230% Notes due 2031
Trading Symbol	PG31A
Security Exchange Name	NYSE
3.25% EUR Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.25% EUR Notes due 2031
Trading Symbol	PG31B
Security Exchange Name	NYSE
5.250% GBP notes due January 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
Security Exchange Name	NYSE
1.875% Notes due 2038 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
Security Exchange Name	NYSE
0.900% Notes due 2041 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.900% Notes due 2041
Trading Symbol	PG41
Security Exchange Name	NYSE